LEASES - Summary of Components of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Lease, Cost [Abstract]
Operating Lease Cost	$ 1,532	$ 1,428	$ 3,050	$ 2,871	$ 5,722
Short-term Lease Cost	33	36	63	72	143
Variable Lease Cost	81	78	165	155	319
Sublease Income	(30)	(46)	(76)	(91)	(183)
Total Lease Cost	$ 1,616	$ 1,496	$ 3,202	$ 3,007	$ 6,001